UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 100.1%
Arizona 0.5%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 8.0% *, 12/15/2018, Bank of New York (a)	1,200,000	1,200,000
Colorado 1.7%
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 8.05% *, 9/1/2026, Branch Banking & Trust (a)	1,700,000	1,700,000
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 8.15% *, 8/1/2017, Wells Fargo Bank NA (a)	2,230,000	2,230,000

		3,930,000

District of Columbia 1.4%
District of Columbia, Family & Child Services Revenue, 7.25% *, 7/1/2041, Bank of America NA (a)	2,460,000	2,460,000
District of Columbia, General Obligation, Series R-11386, 144A, 4.24% *, 6/1/2020 (b)	800,000	800,000

		3,260,000
Florida 8.2%
Florida, BB&T Municipal Trust, Series 1010, 144A, 3.96% *, 1/15/2019, Branch Banking & Trust (a)	2,850,000	2,850,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems,
Prerefunded, 5.25%, 11/15/2020	3,000,000	3,042,523
Series A, 8.0% *, 11/15/2032, SunTrust Bank (a)	1,650,000	1,650,000
Hillsborough County, FL, Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 8.0% *, 8/15/2041, SunTrust Bank (a)	6,000,000	6,000,000
Manatee County, FL, School District, Tax Anticipation Notes, 4.0%, 10/9/2008	4,000,000	4,000,966
Palm Beach County, FL, Jewish Community Campus Project Revenue, 8.4% *, 3/1/2030, Northern Trust Co. (a)	1,110,000	1,110,000

		18,653,489
Georgia 5.3%
Fulton County, GA, Development Authority Revenue, Georgia Tech Facilities Project, Series A, 9.0% *, 5/1/2037, SunTrust Bank (a)	1,125,000	1,125,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 8.05% *, 8/1/2035, Branch Banking & Trust (a)	2,700,000	2,700,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 8.3% *, 10/1/2036, Branch Banking & Trust (a)	5,540,000	5,540,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 4.36% *, 6/1/2032, US Bank NA (a)	1,045,000	1,045,000
Georgia, State General Obligation, Series R-11544, 144A, 3.66% *, 7/1/2024	1,700,000	1,700,000

		12,110,000
Illinois 11.5%
Channahon, IL, Morris Hospital Revenue, Series B, 8.0% *, 12/1/2032, US Bank NA (a)	4,370,000	4,370,000
Chicago, IL, General Obligation, Series R-10267, 144A, 4.0% *, 1/1/2042	7,520,000	7,520,000
Illinois, Development Finance Authority Revenue, Series B-1, 8.37% *, 10/1/2029, Comerica Bank (a)	4,300,000	4,300,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 8.95% *, 12/1/2020, Bank One NA (a)	3,250,000	3,250,000
Illinois, Regional Transportation, Series 2008-3043X, 144A, 7.71% *, 7/1/2026	6,665,000	6,665,000

		26,105,000
Indiana 2.6%
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 8.0% *, 5/1/2036, Sovereign Bank FSB (a)	3,280,000	3,280,000
Indiana, State Educational Facilities Authority Revenue, St. Mary Woods Project, 8.95% *, 4/1/2024, Bank One NA (a)	2,700,000	2,700,000

		5,980,000
Iowa 0.4%
Iowa, Finance Authority Small Business Development Revenue, Corporate Center Associates LP Project, 7.55% *, 9/1/2015, Wells Fargo Bank NA (a)	1,000,000	1,000,000
Kentucky 2.1%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 10.0% *, 3/1/2030, US Bank NA (a)	3,415,000	3,415,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 8.1% *, 7/1/2019, Bank One Kentucky NA (a)	1,365,000	1,365,000

		4,780,000

Louisiana 0.8%
Louisiana, BB&T Municipal Trust, Series 4000, 144A, 8.04% *, 7/1/2018, Branch Banking & Trust (a)	1,825,000	1,825,000
Maryland 1.4%
Maryland, State Economic Development Corp. Revenue, Howard Hughes Medical Institute, Series A, 7.77% *, 2/15/2043	1,500,000	1,500,000
Maryland, State General Obligation, Series R-11545, 144A, 4.06% *, 7/15/2023	1,670,000	1,670,000

		3,170,000
Massachusetts 13.0%
Massachusetts, Bay Transportation Authority Revenue, Series SG-156, 144A, 4.5% *, 7/1/2030	6,160,000	6,160,000
Massachusetts, State Development Finance Agency Revenue, Dean College, 8.28% *, 10/1/2038, RBS Citizens NA (a)	10,000,000	10,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, 5.5% *, 8/15/2040	6,000,000	6,000,000
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue, Series R-10321, 144A, 4.55% *, 8/15/2024 (b)	1,500,000	1,500,000
Massachusetts, University Building Authority Project Revenue, Series 1, 7.75% *, 5/1/2038, Lloyds TSB Bank PLC (a)	6,000,000	6,000,000

		29,660,000
Michigan 1.3%
Michigan, Kent Hospital Finance Authority Revenue, Spectrum Health System, Series C, 8.22% *, 1/15/2026, Bank of New York (a)	3,000,000	3,000,000
Missouri 4.0%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 8.0% *, 2/1/2039, US Bank NA (a)	9,000,000	9,000,000
Nebraska 1.5%
Nebraska, American Public Energy Agency, Gas Supply Revenue, National Public Gas Agency Project, Series A, 7.25% *, 2/1/2014	3,400,000	3,400,000
New Jersey 1.5%
Oradell, NJ, Bond Anticipation Notes, 2.75%, 6/12/2009	3,292,000	3,308,838
New York 8.4%
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 8.9% *, 5/15/2037	5,850,000	5,850,000
New York City, NY, General Obligation:
Series H-2, 5.2% *, 1/1/2036, Dexia Credit Local (a)	6,745,000	6,745,000
Series L-5, 9.0% *, 4/1/2035	3,000,000	3,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family Services, 8.0% *, 7/1/2025, Allied Irish Bank PLC (a)	2,000,000	2,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series C, 7.5% *, 6/15/2033	1,600,000	1,600,000

		19,195,000
North Carolina 3.5%
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage Southminster, Inc., Series C, 8.01% *, 10/1/2014, Sovereign Bank FSB (a)	8,000,000	8,000,000
Ohio 2.3%
Ohio, State General Obligation, Series R-1101, 144A, 5.0% *, 9/15/2020	175,000	175,000
Ohio, State Higher Educational Facility Commission Revenue, University Hospitals Health System, Series A, 9.0% *, 1/15/2035, Allied Irish Bank PLC (a)	5,125,000	5,125,000

		5,300,000
Oregon 0.1%
Oregon, Munitops II Trust Certificates, Series 2007-38, 144A, 4.38% *, 6/15/2015 (b)	326,000	326,000

Pennsylvania 7.0%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 8.1% *, 7/15/2028	835,000	835,000
Dauphin County, PA, General Authority Revenue, Series H, 8.75% *, 6/1/2026 (b)	8,635,000	8,635,000
Montgomery County, PA, Redevelopment Authority, Muli-Family Housing Revenue, Forge Gate Apartments Project, Series A, 7.5% *, 8/15/2031	1,410,000	1,410,000
Philadelphia, PA, Authority for Industrial Development Revenues, Retirement Care, Evangelical Manor, 8.00% *, 10/1/2038, Citizens Bank NA (a)	5,000,000	5,000,000

		15,880,000
Texas 13.5%
Austin, TX, Utility System, 1.55%, 11/6/2008	1,000,000	1,000,000
Longview, TX, Independent School District, Series 3059, 144A, 5.25% *, 2/15/2016	2,290,000	2,290,000
North East, TX, Independent School District, Series 2355, 144A, 4.9% *, 8/1/2015	1,400,000	1,400,000
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 6.0% *, 8/15/2036, HSH Nordbank AG (a)	10,000,000	10,000,000
Texas, A&M University Revenues, Series 944, 144A, 4.75% *, 5/15/2013	1,500,000	1,500,000
Texas, Solar Eclipse Funding Trust, 144A, 7.96% *, 8/1/2037, US Bank NA (a)	3,495,000	3,495,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/28/2009	6,000,000	6,073,890
University of Texas, Permanent Fund, 1.6%, 11/13/2008	5,000,000	5,000,000

		30,758,890
Utah 2.1%
Davis County, UT, Tax & Revenue Anticipation Notes, 3.0%, 12/30/2008	4,750,000	4,764,097
Virginia 0.5%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster-Canterbury, 8.05% *, 10/1/2037, Branch Banking & Trust (a)	1,150,000	1,150,000
Washington 1.6%
Seattle, WA, Water Systems Revenue, Series 2170, 144A, 4.54% *, 2/1/2031 (b)	2,530,000	2,530,000
Washington, State General Obligation, Series 2650Z, 144A, 8.11% *, 7/1/2013 (b)	1,000,000	1,000,000

		3,530,000
Wisconsin 2.3%
Wisconsin, State Transportation Revenue, Series 1, 5.5%, 7/1/2009	5,000,000	5,132,718
Wyoming 1.6%
Sweetwater County, WY, 1.65%, 12/4/2008	3,700,000	3,700,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $228,119,032) †	100.1	228,119,032
Other Assets and Liabilities, Net	(0.1)	(279,311)

Net Assets	100.0	227,839,721

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2008.

†		The cost for federal income tax purposes was $228,119,032.
(a)		Security incorporates a letter of credit from the bank listed.
(b)		Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Financial Security Assurance, Inc.	6.4

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below.

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	228,119,032
Level 3	-
Total	$ 228,119,032

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008